Earnings / (loss) per Share	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share

10.       Earnings / (loss) per Share

All shares issued (including the restricted shares issued under the equity incentive plan) are DCI's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. Unvested shares granted under the Company's incentive plan of 361,442 as at June 30, 2014, and 13,334 as at June 30, 2013 (Note 9), received dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes. Dividends declared and paid during the six months ended June 30, 2014 and 2013 amounted to $7,168 and $19,447, respectively. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. For the purpose of calculating diluted earnings per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued as determined in accordance with the antidilution sequencing provisions of ASC 260. For the six months ended June 30, 2014, the effect of the incremental shares assumed issued, determined in accordance with the antidilution sequencing provision of ASC 260, was anti-dilutive. For the six months ended June 30, 2013, and on the basis that the Company incurred losses, the effect of the incremental shares would have been anti-dilutive and therefore basic and diluted losses per share are the same amount.

	2014		2013
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss)	$935	$935	$(36,844)	$(36,844)
Less distributed earnings allocated to restricted shares	(24)	(24)	-	-
Net income / (loss) available to common stockholders	911	911	(36,844)	(36,844)

Weighted average number of common shares, basic	35,812,135	35,812,135	32,273,274	32,273,274
Effect of dilutive restricted shares	-	-	-	-
Weighted average number of common shares, diluted	35,812,135	35,812,135	32,273,274	32,273,274

Earnings / (loss) per common share, basic and diluted	$0.03	$0.03	$(1.14)	$(1.14)